BEMAX INC.

September 25, 2014

H. Roger Schwall
Assistant Director
US Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Bemax, Inc.
Registration Statement on Form S-1
Filed July 31, 2014
Amendment No. 2
File No. 333-197756

Mr. Schwall:

Bemax, Inc. is filing herewith Amendment No. 2 to the referenced registration statement. We have complied with the Staff's comment letter of September 24, 2014 on Amendment No. 1, i.e., the signatures to Amendment No. 2 to the registration statement are dated and a new accountant's consent is filed as an exhibit to Amendment No. 2. Please advise that the Staff has concluded its review and we may request acceleration of the effective date of the registration statement. Thank you.

Very Truly Yours

Taiwo Aimasiko, President